Business Segments (Tables)	3 Months Ended
Nov. 30, 2013
Segment Reporting [Abstract]
Business Segments
	For the Three Months Ended
	November 30,	November 30,
	2013	2012

Revenues	$—	$—

Cost of revenues	12,167	—

Gross profit	(12,167)	—

Operating expenses:
General and administrative	11,897	—
Depreciation and amortization	2,423	—

Total operating expenses	14,320	—

Loss from operations	(26,487)	—

Other income (expense):
Interest and finance charges	(3,483)	—
Other income (expenses)	—	—

Total other income (expense)	(4,266)	—

Loss from operations	$(30,753)	$—

Personal Care Services

Below is our income statement for our Personal Care Services.

	For the Three Months Ended
	November 30,	November 30,
	2013	2012

Revenues	$724,632	$—

Cost of revenues	482,388	—

Gross profit	242,244	—

Operating expenses:
General and administrative	154,974	—
Depreciation and amortization	2,945	—

Total operating expenses	157,919	—

Income (loss) from operations	84,325	—

Other income (expense):
Interest and finance charges	(63,004)	—

Total other income (expense)	(91,752)	—

Loss from operations	$(7,427)	$—